FINANCIAL RISK MANAGEMENT - MARKET RISK - LIQUIDITY RISK (Details) $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2017 CNY (¥)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Net current liabilities	¥ 65,568,000
Capital expenditure contracted but not recognised as liabilities	899,290,000		¥ 1,341,055,000
Trade and other payables excluding non-financial liabilities	2,631,433,000		2,356,953,000
Payables for fixed assets and construction-in-progress	2,441,647,000	$ 355,123	2,214,547,000
Dividends payable	12,894,000	$ 1,875	12,893,000
Liquidity risk [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Net current liabilities	65,568,000
Capital expenditure contracted but not recognised as liabilities	899,290,000
Liquidity risk [member] | Less than 1 year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade and other payables excluding non-financial liabilities	2,631,433,000		2,356,953,000
Payables for fixed assets and construction-in-progress	2,441,647,000		2,214,547,000
Dividends payable	¥ 12,894,000		¥ 12,893,000

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .